Economic Activity (Tables) - Auna Seguros, S.A. [Member]	12 Months Ended
Dec. 31, 2025
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination
Identifiable assets acquired and liabilities assumed

In thousands of soles	Note
Cash and cash equivalents		4,310
Other accounts receivables		1,868
Other investments		65,605
Intangible assets	12	3,411
Property, furniture and equipment	11	358
Deferred tax assets		1,484
Trade accounts payable and other accounts payable		(30,417)
Insurance contract liabilities	32	(2,299)

Total identifiable net assets acquired		44,320

Disclosure of acquisition date fair value of total consideration transferred
The following table summarizes the fair value at the acquisition date of each major class of consideration transferred:

In thousands of soles
Cash	64,304
Account payables to former shareholder	1,347

Total consideration transferred	65,651

Disclosure of reconciliation of changes in goodwill
This acquisition resulted in goodwill, which has been determined as follows:

In thousands of soles
Consideration transferred	65,651
(Less)
Fair value of identifiable net assets	(44,320)

Goodwill	21,331

Disclosure of detailed information about business combination
The net cash flows incurred as a result of the acquisition is presented below:

In thousands of soles
Consideration transferred in cash	64,304
Cash and cash equivalents from the entity	(4,310)

Net cash flows incurred	59,994

Disclosure of fair value of material assets acquired valuation techniques
The valuation techniques used for measuring the fair value of material assets acquired were as follows:

Assets acquired	Valuation technique
Trademark
“Dentegra Seguros Dentales, S.A.” is trademark of the acquired entity, for which a right to use the trademark was signed. This brand has a local presence and offers a broad portfolio of dental and vision insurance services. Of the three main approaches of value (income, market and cost) and the methods that include these approaches, the Group considered the relief from royalty (RFR) method within the income approach as the most appropriate to assess the value of the brand.

The basic principle of the RFR method is that without ownership of the intangible in question, the user of such intangible would have to make a stream of payments to the asset owner in exchange for the rights to use that asset. By acquiring the intangible, the user avoids these payments.

Based on the projections of the purchase model, the projected income and cash flow of the brand was estimated for the years 2023-2027. As of 2028, a growth of 9.6% was considered according to Management. This growth was used to calculate the terminal value of the brand that has an indefinite useful life.

The royalty rate used for brand valuation is 0.4%. This royalty rate was obtained from comparable companies.

Brand valuation found a nominal discount rate in MXN (WACC) by estimating a cost of debt (Kd) and equity (CoK).